Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Current assets:
Cash and cash equivalents	$ 190	$ 457
Accounts receivable, net	1,686	2,304
Inventories	291	334
Deposits, prepayments and other receivables	311	187
Total current assets	2,478	3,282
Non-current assets:
Property and equipment, net	921	1,938
Right-of-use assets	1,056	1,117
Total non-current assets	1,977	3,055
TOTAL ASSETS	4,455	6,337
Current liabilities:
Accounts payable and accrued liabilities	965	806
Amounts due to related parties	1,316	1,573
Bank borrowings	606	373
Lease liabilities	111	54
Income tax payable	9	317
Total current liabilities	3,007	3,123
Long-term liabilities:
Bank borrowings		606
Lease liabilities	1,064	1,104
Total long-term liabilities	1,064	1,710
TOTAL LIABILITIES	4,071	4,833
Shareholders’ equity
Ordinary share, par value US$0.0005, 1,000,000,000 Ordinary Shares authorized, 18,037,500 Ordinary Shares issued and outstanding	9	9
Additional paid-in capital	1,503	1,503
Capital reserves	2	2
Retained earnings	(907)	70
Accumulated other comprehensive loss	(223)	(80)
Total shareholders’ equity	384	1,504
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 4,455	$ 6,337